SCHEDULE OF CONCENTRATION OF CREDIT RISK (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule Of Amounts Receivable
Beginning balance concentration of credit risk	$ (429,506)	$ (289,495)
Additional amounts	(302,067)	(140,011)
Trade receivables written off	186,211
Foreign exchange	6,933
Ending balance concentration of credit risk	$ (538,429)	$ (429,506)